Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Adjusted Earnings Per Share
					Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$14,538,544	$19,613,798	$2,847,648	$3,659,296	$252	$194	$1,313.2	$6.38
2022	13,119,641	13,667,339	2,933,740	2,987,503	212	164	1,159.5	5.68
2021	12,919,431	23,384,945	2,905,396	4,553,585	222	174	990.1	4.85
2020	8,518,221	19,470,063	2,042,482	3,827,884	181	144	872.4	3.95
2019	10,188,028	21,965,622	2,450,605	4,874,454	148	129	861.3	4.19
2018					100	100

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
In all the years in question, David A. Zapico was our PEO. The non-PEO NEOs included in average compensation shown in columns (d) and (e) above are named in the table below.

2022 - 2023	2019 - 2021
William J. Burke	William J. Burke
Tony J. Ciampitti	John W. Hardin
John W. Hardin	Timothy N. Jones
Ronald J. Oscher	Thomas C. Marecic

Peer Group Issuers, Footnote
The 2023 Total Shareholder Return (“TSR”) depicts a hypothetical $100 investment in our common stock on December 31, 2018, and shows the value of that investment (assuming the reinvestment of dividends) at the end of each calendar year. A hypothetical $100 investment in the peer group using the same methodology is shown for comparison. The peer group referenced in the table below is the S&P 500 Industrials.

PEO Total Compensation Amount	$ 14,538,544	$ 13,119,641	$ 12,919,431	$ 8,518,221	$ 10,188,028
PEO Actually Paid Compensation Amount	$ 19,613,798	13,667,339	23,384,945	19,470,063	21,965,622
Adjustment To PEO Compensation, Footnote	The following table sets forth the adjustments made during the most recent year represented in the PVP table to arrive at compensation “actually paid” to our PEO and the average compensation “actually paid” to our Non-PEO NEOs.

	2023
Adjustments to Determine Compensation “Actually Paid"	PEO	Average of Non-PEO NEOs
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	$(145,500)	$(43,775)
Deduction for amounts reported under the “Stock Awards” column in the SCT	(7,219,863)	(1,012,337)
Deduction for amounts reported under the “Option Awards” column in the SCT	(1,949,327)	(316,885)
Increase for “Service Cost” for pension plans	27,789	7,105
Fair value of current year's equity awards that remain unvested as of year-end	11,132,703	1,626,754
Change in fair value of prior years' equity awards that remain unvested as of year-end	1,828,473	353,441
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	1,400,979	197,345
Total Adjustments	$5,075,254	$811,648

Non-PEO NEO Average Total Compensation Amount	$ 2,847,648	2,933,740	2,905,396	2,042,482	2,450,605
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,659,296	2,987,503	4,553,585	3,827,884	4,874,454
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments made during the most recent year represented in the PVP table to arrive at compensation “actually paid” to our PEO and the average compensation “actually paid” to our Non-PEO NEOs.

	2023
Adjustments to Determine Compensation “Actually Paid"	PEO	Average of Non-PEO NEOs
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	$(145,500)	$(43,775)
Deduction for amounts reported under the “Stock Awards” column in the SCT	(7,219,863)	(1,012,337)
Deduction for amounts reported under the “Option Awards” column in the SCT	(1,949,327)	(316,885)
Increase for “Service Cost” for pension plans	27,789	7,105
Fair value of current year's equity awards that remain unvested as of year-end	11,132,703	1,626,754
Change in fair value of prior years' equity awards that remain unvested as of year-end	1,828,473	353,441
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	1,400,979	197,345
Total Adjustments	$5,075,254	$811,648

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The most important performance measures used to link executive compensation and company performance during the most recently completed fiscal year, sorted alphabetically, were:

Adjusted Earnings Per Share
Relative Total Shareholder Return
Return on Tangible Capital

Total Shareholder Return Amount	$ 252	212	222	181	148	$ 100
Peer Group Total Shareholder Return Amount	194	164	174	144	129	$ 100
Net Income (Loss)	$ 1,313,200,000	$ 1,159,500,000	$ 990,100,000	$ 872,400,000	$ 861,300,000
Company Selected Measure Amount	6.38	5.68	4.85	3.95	4.19
PEO Name	David A. Zapico
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Non-GAAP Measure Description
The company-selected measure we use to link CAP to company performance during the most recently completed fiscal year is adjusted earnings per share (“Adjusted EPS”). Adjusted EPS is net income, adjusted for tax-effected acquisition-related intangible amortization, divided by the total number of fully diluted shares of our common stock outstanding. Adjusted EPS is an important performance measure used to determine annual short-term incentive award amounts. Additionally, changes in Adjusted EPS are closely correlated to changes in the year-end fair market value of AMETEK’s common stock, which significantly influences CAP. Finally, Adjusted EPS is a measure of our executive officers’ success at increasing stockholder returns.
The ratio of our PEO’s CAP to the average CAP to our non-PEO NEOs has increased or decreased, as the case may be, in correlation to the year-over-year increase or decrease to our Adjusted EPS, Relative Total Shareholder Return and Return on Tangible Capital. As our PEO receives a greater percentage of equity-based compensation than the non-PEO NEOs, higher Cumulative TSR has a greater impact on the calculation of the amount of compensation actually paid (“CAP”) to our PEO than it does on the calculation of the amount of CAP paid to the non-PEO NEOs.
Net income is not a performance metric we use when setting executive compensation but is included in the PVP table above as required. The tables below show the relationship between Adjusted EPS and CAP, and Net Income and CAP. Because Net Income is a primary component of Adjusted EPS, the relationships are similar.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Tangible Capital
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,075,254
PEO | Adjustment, Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,500)
PEO | Adjustment, Deduction for Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,219,863)
PEO | Adjustment, Deduction for Amounts Reported Under the Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,949,327)
PEO | Adjustment, Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,789
PEO | Adjustment, Fair Value of Current Year's Equity Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,132,703
PEO | Adjustment, Change in Fair Value of Prior Years' Equity Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,828,473
PEO | Adjustment, Change in Fair Value from Prior Year-End to Vesting Date of Prior Years' Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,400,979
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	811,648
Non-PEO NEO | Adjustment, Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,775)
Non-PEO NEO | Adjustment, Deduction for Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,012,337)
Non-PEO NEO | Adjustment, Deduction for Amounts Reported Under the Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(316,885)
Non-PEO NEO | Adjustment, Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,105
Non-PEO NEO | Adjustment, Fair Value of Current Year's Equity Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,626,754
Non-PEO NEO | Adjustment, Change in Fair Value of Prior Years' Equity Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,441
Non-PEO NEO | Adjustment, Change in Fair Value from Prior Year-End to Vesting Date of Prior Years' Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 197,345